Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets
Total
As at December 31, 2018	785
Additions	73
Exploration Expense (Note 10)	(82)
Change in Decommissioning Liabilities	9
Exchange Rate Movements and Other	2
As at December 31, 2019	787
Additions	48
Transfers to PP&E (Note 18) (1)	(47)
Exploration Expense (Note 10)	(91)
Depletion	(18)
Change in Decommissioning Liabilities	5
Divestitures (Note 8)	(61)
As at December 31, 2020	623
(1)Includes the $41 million reclassification of the GORR retained in the sale of the Marten Hills assets (see Note 8).